Summary of Significant Accounting Policies - Summary of Operating Revenue by Source of Revenue Stream (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating revenue
Operating revenue		$ 301,385	$ 310,046	$ 298,595
Time Charters [Member]
Operating revenue
Operating revenue		168,641	168,500
Voyage Charters [Member]
Operating revenue
Operating revenue	[1]	$ 132,744	$ 141,546

[1]	Voyage Charter revenues: Voyage charter revenues, which include revenues from contracts of affreightment, are shown net of address commissions.